SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income tax expense			$ 1,123,437	$ 2,017,106
Deferred income tax benefit	$ (184,867)	$ (184,867)	(369,734)	(524,609)
Income tax expense Benefit	$ 553,559	$ 540,702	$ 753,703	$ 1,492,497